INCOME TAX EXPENSE (Tables)	12 Months Ended
Jun. 30, 2022
Income tax [abstract]
Components of tax expense or income including tax reconciliation and unrecognised tax [text block]
Amounts in R million 2022 2021 2020
Current tax (261.6) (423.7) (263.2)
Mining tax (250.2) (423.7) (263.2)
Non-Mining, company and capital gains tax (11.4) - -
Deferred tax (72.7) (100.0) (80.7)
Deferred tax charge - Mining tax (119.9) (104.0) (59.1)
Deferred tax charge - Non-mining, company and capital gains tax 1.6 (19.1) (2.1)
Deferred tax rate adjustment 45.6 - (20.7)
Recognition of previously unrecognised tax losses 0.4 7.8 -
(Derecognition of previously recognised)/Recognition of previously unrecognised tax losses of a capital nature - (1.2) 1.2
(Derecognition of previously recognised)/Recognition of previously unrecognised deductible temporary differences (0.4) 16.5 -
(334.3) (523.7) (343.9)
Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax

on net profit before tax at the South African corporate tax rate of
28% (408.3) (549.9) (274.1)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula 36.4 3.7 (0.9)
Deferred tax rate adjustment (a) 45.6 - (20.7)
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition (b) (22.2) (21.2) (21.4)
Non-deductible expenditure (c)

(7.3) (6.2) (7.9)
Exempt income and other non-taxable income (d) 19.0 22.8 2.4
(Derecognition of previously recognised)/Recognition of previously unrecognised deductible temporary differences (0.4) 16.5 -
(Derecognition of previously recognised)Recognition of previously unrecognised tax losses of a capital nature - (1.2) 1.2
Utilisation of tax losses for which deferred tax assets were previously unrecognised 0.4 7.8 -
Current year tax losses for which no deferred tax was recognised (1.4) (0.1) (23.5)
Other items 3.6 3.3 0.4
Tax

incentives
0.3 0.8 0.6
Income tax (334.3) (523.7) (343.9)

Deferred tax assets and liabilities
Amounts in R million 2022 2021
Included in the statement of financial position as follows:
Deferred tax assets 14.5 5.8
Deferred tax liabilities (451.9) (377.1)
Net deferred tax liabilities (437.4) (371.3)
Reconciliation of the deferred tax balance:
Balance at the beginning of the year (371.3) (265.1)
Recognised in profit or loss (72.7) (100.0)
Recognised in other comprehensive income 6.6 (6.2)
Balance at the end of the year (437.4) (371.3)
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million 2022 2021
Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances) (537.6) (494.4)
Environmental rehabilitation obligation funds (63.3) (60.2)
Other investments (0.9) (7.4)
Gross deferred tax liabilities (601.8) (562.0)
Deferred tax assets
Environmental rehabilitation obligation 105.6 124.5
Other provisions 49.3 46.7
Other temporary differences

1
4.6 14.3
Estimated tax losses 4.1 4.1
Estimated unredeemed capital allowances 0.8 1.1
Gross deferred tax assets 164.4 190.7
Net deferred tax liabilities (437.4) (371.3)
1

Includes the temporary differences on the lease liability
Deferred tax assets have not been recognised in respect of the following:
Amounts in R million 2022 2021
Estimated tax losses 18.1 16.7
Estimated tax losses - Capital nature 313.6 325.2
Unredeemed capital expenditure
252.0 253.3
Deferred tax

assets for

tax losses,

unredeemed capital

expenditure and

capital losses

have not

been recognised

where future
taxable profits against

which these can

be utilised are

not anticipated. These

do not have

an expiry date.

A maximum of

R
1

million
or 80

% of assessed losses (whichever is greater) is permitted to be set-off per year against taxable income.